Fair Value Measurements - Change in the Forward Contract Liabilities (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value	$ 28,307	$ 0
Settlements	(35,197)	(276,601)
Change in fair value	$ 6,890	$ 149,600
Change in fair value, location	Gain (Loss) on Derivative Instruments, Net, Pretax	Gain (Loss) on Derivative Instruments, Net, Pretax
Fair value	$ 0	$ 28,307